Exhibit 99.8

Data Compare Summary

Run Date - 6/19/2017 1:10:55 PM

Label	Delta(s)	Accuracy
Borrower Last Name	2	99.71%
Borrower Self-Employed?	1	99.86%
City	1	99.86%
Investor: Qualifying Total Debt Ratio	134	80.77%
Originator Loan Designation	2	99.71%
Property Type	3	99.57%
Refi Purpose	1	99.86%
Representative FICO	5	99.28%
Total Debt Ratio	1	99.86%
Zip	5	99.28%

Total	155	99.71%